OPERATING LEASES (Details) - Schedule of revenues by lease and non-lease components - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Operating Leases
Base rent – fixed	$ 20,441,035	$ 19,762,211
Reimbursements of common area costs	740,924	771,496
Non-lease components (real estate taxes)	1,287,751	1,059,557
Rental income	22,469,710	21,593,264
Base rent – fixed
Company owned property	13,802,232	13,107,528
Leased property	6,638,803	6,654,683
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,200,313	1,127,841
Leased property	828,362	703,212
Net	$ 2,028,675	$ 1,831,053